CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2019	$ 17,874	$ 7,348	$ 1,452	$ (956)	$ 6,853	$ (1)	$ 268	$ 10,258
Net income (loss)	(2,819)	(2,738)	(2,738)				11	(92)
Other comprehensive income (loss)	2,129	769		(410)	1,185	(6)	(22)	1,382
Capital contributions (Note 15)	438	102	102					336
Return of Capital	82							82
Dividends declared	(789)	(276)	(276)					(513)
Acquisition	(5,006)	(3,980)	(4,371)	20	392	(21)		(1,026)
Other	(20)	(48)	5	(4)	(49)		1	27
Change in year	(6,149)	(6,171)	(7,278)	(394)	1,528	(27)	(10)	32
Ending balance at Dec. 31, 2020	11,725	1,177	(5,826)	(1,350)	8,381	(28)	258	10,290
Net income (loss)	930	946	946				7	(23)
Other comprehensive income (loss)	2,185	1,568		(216)	1,812	(28)	16	601
Capital contributions (Note 15)	65							65
Disposal	(181)		60		(60)			(181)
Dividends declared	(675)						(20)	(655)
Other	176	(24)	(14)	(2)	(8)		0	200
Change in year	2,500	2,490	992	(218)	1,744	(28)	3	7
Ending balance at Dec. 31, 2021	14,225	3,667	(4,834)	(1,568)	10,125	(56)	261	10,297
Net income (loss)	1,850	1,503	1,503				11	336
Other comprehensive income (loss)	1,526	728		(37)	676	89	16	782
Capital contributions (Note 15)	569							569
Disposal	(56)		27		(27)		(2)	(54)
Dividends declared	(1,364)	(78)	(78)				(18)	(1,268)
Other	74	53	196	23	(159)	(7)	3	18
Change in year	2,599	2,206	1,648	(14)	490	82	10	383
Ending balance at Dec. 31, 2022	$ 16,824	$ 5,873	$ (3,186)	$ (1,582)	$ 10,615	$ 26	$ 271	$ 10,680